Goodwill and Intangible Assets - Summary of Goodwill by Segment (Detail) - USD ($) $ in Thousands	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Oct. 31, 2015	Oct. 31, 2014
Goodwill [Line Items]
Goodwill	$ 129,746	$ 84,507	$ 84,595	$ 82,825	$ 82,825
Fire and Emergency Segment [Member]
Goodwill [Line Items]
Goodwill	84,375	55,857		54,175
Commercial [Member]
Goodwill [Line Items]
Goodwill	28,650	28,650		28,650
Recreation [Member]
Goodwill [Line Items]
Goodwill	$ 16,721	$ 0		$ 0